Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Nov. 09, 2015
Document Effective Date	Nov. 09, 2015
Prospectus Date	Aug. 21, 2015
HSBC Economic Scale Index Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	HESAX
HSBC Economic Scale Index Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	HESIX
HSBC Global Equity Volatility Focused Fund | Class A
Risk/Return:
Trading Symbol	HGEAX
HSBC Global Equity Volatility Focused Fund | Class I
Risk/Return:
Trading Symbol	HGEIX